Leases - Schedule of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Financing cash outflows from finance leases	$ 2,901	$ 1,979
SOLV Energy Holdings LLC [Member]
Lessee, Lease, Description [Line Items]
Operating cash outflows from operating leases			$ 1,827	$ 1,824	$ 2,040
Operating cash outflows from finance leases			2,012	1,394	859
Financing cash outflows from finance leases			9,324	4,299	3,701
Right-of-use assets obtained in exchange for operating lease liabilities			3,650	148	3,660
Right-of-use assets obtained in exchange for finance lease liabilities			$ 21,897	$ 16,181	$ 13,240